Significant accounting judgements and estimates	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Significant accounting judgements and estimates [Text Block]

5.  Significant accounting judgements and estimates

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Management believes the judgements, estimates and assumptions used in these consolidated financial statements are reasonable; however, actual results could differ from those estimates and could impact future results of operations and cash flows.

The accounting judgements and estimates which have the most significant effect on these financial statements and the financial results of the JV are as follows:

Judgements

Impairment indicators of equity investment in joint venture and MPP&E

The Company considers both external and internal sources of information in assessing whether there are any indications that its equity investment in the JV and/or the JV's MPP&E are impaired, or if a previously recognized impairment has reversed. External sources of information the Company considers include changes in the market, economic and legal environment in which the JV operates that are not within its control and affect the recoverable amount of the Company's equity investment. Internal sources of information the Company considers include the manner in which MPP&E of the JV are being used or are expected to be used and indications of economic performance of the assets. The judgements are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these assumptions, which may impact the recoverable amount of the assets. In such circumstances, the carrying value of the Company's equity investment in the JV and/or the JV's MPP&E may be impaired or a prior period's impairment charge reversed with the impact recorded in the consolidated statement of operations and comprehensive income (loss).

Estimates

Impairment assessments of the equity investment in the JV and MPP&E

When facts and circumstances suggest the carrying value of the Company's equity investment in the JV and/or the JV's MPP&E may be impaired, or a previously recognized impairment may have reversed, the Company is required to estimate the recoverable amount through a FVLCS or VIU approach. Estimating the recoverable amount requires management to make significant estimates about the future life of mine cash flows of the AGM which may include, but may not be limited to, changes to the current estimates of in-situ ounces, ore tonnes to be mined in future periods, strip ratios, head grades, recovery rates, gold price assumptions, mining costs, processing costs, trucking costs, capital and closure costs, as well as discount rates.

When assessing the recoverable amount of a CGU without defined mineral reserves, management may be required to make significant estimates about the fair value of in-situ mineral resources by reference to market rates for comparable assets.

When facts and circumstances suggest the carrying value of the JV's MPP&E may be impaired or a previously recognized impairment has reversed, the same policies and set of assumptions as described above are applied.

Mineral reserves

Estimates of the quantities of proven and probable mineral reserves form the basis for the JV's life-of-mine plans, which are used for a number of key business and accounting purposes, including: the calculation of depletion expense, the capitalization of stripping costs, the forecasting and timing of cash flows related to the asset retirement provision and impairment assessments, if any. To the extent that these estimates of proven and probable mineral reserves vary, there could be changes in depletion expense, stripping assets, asset retirement provisions and impairment charges (or reversals) recorded.

Depletion of mineral interests and plant and equipment

Estimates are made of recoverable ounces in the JV's mining properties which are depleted based on recoverable tonnes contained in proven and probable reserves. To the extent that changes are made to the estimate of proven and probable reserves, the depletion charge may change.

Plant and equipment are depreciated to their estimated residual value over the estimated useful life of the asset. Should the actual useful life of the plant or equipment vary, future depreciation charges may change.

Inventory valuation of production costs

The JV estimates quantities of ore in stockpiles and in process and the recoverable gold contained in this material in order to determine the cost of inventories and the weighted average costs of finished goods sold during the period. To the extent that these estimates vary, production costs of finished goods may change.

Net realizable value of inventory

Estimates of net realizable value are based on the most reliable evidence available, at the time that the estimates are made, of the amount that the inventories are expected to realize. In order to determine the net realizable value of gold dore, gold-in-process and stockpiled ore, the JV estimates future metal selling prices, production forecasts, realized grades and recoveries, timing of processing, and future costs to convert the respective inventories into saleable form, if applicable. Reductions in metal price forecasts, increases in estimated future costs to convert, reductions in the number of recoverable ounces, and a delay in timing of processing can result in a write-down of the carrying amounts of the JV's stockpiled ore inventory.

Materials and other supplies held for use in the production of inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost. However, to the extent net realizable value of materials and spares must be estimated, replacement costs of the materials and spare parts are generally used as the best estimate of net realizable value.

Current and deferred Income taxes

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. Levels of future taxable income are affected by, among other things, market gold prices, production costs, quantities of proven and probable gold reserves, interest rates and foreign currency exchange rates.

Where applicable tax laws and regulations are either unclear or subject to varying interpretations, it is possible that changes in these estimates could occur that materially affect the amounts of deferred income tax assets and liabilities recorded in the financial statements. Changes in deferred tax assets and liabilities generally have a direct impact on earnings in the period that the changes occur.

Deferred stripping

To determine whether stripping costs incurred during the production phase of a mining property relate to proven and probable reserves that will be mined in a future period and therefore should be capitalized, the JV makes estimates of the stripping activity over the life of the component of mineral reserves which have been made accessible. In addition, judgement is involved when allocating production costs between inventory produced and the stripping asset; the allocation is based on the volume of waste extracted compared with the expected volume, for a given volume of ore production. To the extent that these estimates and judgements change, there could be a change to the amount of production costs which are deferred to the statement of financial position.

Asset retirement provisions

Provisions for reclamation and closure cost obligations represent management's best estimate of the present value of the future cash outflows required to settle closure cost liabilities. Significant judgements and estimates are required in forming assumptions of future activities, future cash outflows and the timing of those cash outflows. These assumptions are formed based on environmental and regulatory requirements or the Company's environmental policies which may give rise to constructive obligations. The JV's assumptions are reviewed at the end of each reporting period and adjusted to reflect management's current best estimate and changes in any of the above factors can result in a change to the provision recognized by the JV. Changes to these estimates and judgements may result in actual expenditures in the future differing from the amounts currently provided for.

Preferred shares

The Company holds preferred shares (without a fixed redemption date) in the JV which have been classified as financial assets measured at fair value through profit or loss. As at December 31, 2022, management estimated the fair value of these preference shares by discounting the forecast future preference share redemptions from the AGM. Several estimates were made to determine the forecast future cash flows including, but not limited to, long-term realized gold prices, mineable reserves, mining and processing costs per tonne, ore grades, and metallurgical recoveries. Additionally, judgement was required to determine the appropriate discount rate used to calculate the present value of the forecast future cash flows.

As at December 31, 2021, as the JV did not have proven and probable reserves upon which to base a life of mine plan, management estimated the fair value of these preference shares by reference to a fair value of the AGM's in-situ mineral resources, plus the carrying value of stockpile inventories and other working capital balances. Several estimates were made to determine the fair value including, but not limited to, mineable resources, recoveries and a dollar per ounce market rate for in-situ mineral resources.